Income tax (Summary of Tax Losses Accumulated) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income tax [Line Items]
Unused tax losses, deferred tax asset was recognised	$ 456,444	$ 378,422	$ 359,234
Chile [Member]
Disclosure Of Income tax [Line Items]
Unused tax losses, deferred tax asset was recognised	403,258	317,644	315,733
Brazil [Member]
Disclosure Of Income tax [Line Items]
Unused tax losses, deferred tax asset was recognised	32,452	37,848	38,011
Argentina [Member]
Disclosure Of Income tax [Line Items]
Unused tax losses, deferred tax asset was recognised	$ 20,734	$ 22,930	$ 5,490